Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Additional paid in capital	₩ 25,304	₩ 25,322
Other capital surplus	1,806	1,806
Total	₩ 27,110	₩ 27,128